Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
Summary of Trade and Other Payables Detailed Information

	2023 € '000s	2022 € '000s
Trade payables	80,512	63,735
Other taxation and social security	12,740	8,032
Other payables	3,214	1,874
Accruals	98,926	81,663
	195,392	155,304